Consolidated Statement of Comprehensive Income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Comprehensive Income [Abstract]
Loss for the period	S/ (117,088)	S/ (190,344)	S/ (838,642)
Items that may be subsequently reclassified to profit or loss
Cash flow hedge, net of tax		(626)	6
Foreign currency translation adjustment, net of tax	(5,987)	8,304	(8,170)
Exchange difference from net investment in a foreign operation, net of tax	(428)	708	(456)
Other comprehensive income for the period, net of tax	(6,415)	8,386	(8,620)
Total comprehensive income for the period	(123,503)	(181,958)	(847,262)
Comprehensive income attributable to:
Owners of the Company	(159,592)	(209,599)	(891,607)
Non-controlling interest	36,089	27,641	44,345
Comprehensive income attributable to, total	(123,503)	(181,958)	(847,262)
Comprehensive income for the period attributable to owners of the Company:
Continuing operations	(132,818)	(192,020)	(848,994)
Discontinued operations	(26,774)	(17,579)	(42,613)
Comprehensive income for the period attributable to owners of the Company, total	S/ (159,592)	S/ (209,599)	S/ (891,607)